IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Apr. 30, 2023		Jan. 31, 2023		Oct. 31, 2022	Apr. 30, 2022		Jan. 31, 2022	Oct. 31, 2021
Assets
Cash and non-interest-bearing deposits with banks	$ 21,941	[1]	$ 22,876	[1]	$ 31,535	$ 20,768	[1]	$ 23,259	$ 34,573
Interest-bearing deposits with banks	31,350				32,326
Securities	193,003				175,879
Cash collateral on securities borrowed	10,257				15,326
Securities purchased under resale agreements	69,790				69,213
Loans
Residential mortgages	271,359				269,706
Personal	45,026				45,429
Credit card	17,065				16,479
Business and government	197,343				188,542
Allowance for credit losses	(3,397)		(3,159)		(3,073)	(2,823)
Derivative instruments	28,964				43,035
Customers' liability under acceptances	10,877				11,574
Other assets	41,661
Total assets	935,239				943,597
Liabilities
Deposits	705,917				697,572
Obligations related to securities sold short	16,731				15,284
Cash collateral on securities lent	5,677				4,853
Obligations related to securities sold under repurchase agreements	76,011				77,171
Derivative instruments	36,401				52,340
Acceptances	10,907				11,586
Other liabilities	25,474
Subordinated indebtedness	6,615				6,292
Equity	51,506		$ 49,908		50,382	$ 47,947
Total liabilities and equities	935,239				943,597
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	21,941
Interest-bearing deposits with banks	31,350
Securities	6,307
Cash collateral on securities borrowed	10,257
Securities purchased under resale agreements	40,204
Loans
Residential mortgages	2,366
Personal	554
Credit card	358
Business and government	12,722
Allowance for credit losses	0
Derivative instruments	1,090
Customers' liability under acceptances	10,072
Other assets	0
Total assets	137,221				162,138
Liabilities
Deposits	19,763
Obligations related to securities sold short	16,731
Cash collateral on securities lent	5,677
Obligations related to securities sold under repurchase agreements	72,649
Derivative instruments	913
Acceptances	10,102
Other liabilities	25
Total liabilities and equities	125,860				123,388
Later than one months and not later than three months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	6,725
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	15,314
Loans
Residential mortgages	5,481
Personal	627
Credit card	717
Business and government	9,711
Allowance for credit losses	0
Derivative instruments	4,449
Customers' liability under acceptances	799
Other assets	0
Total assets	43,823				38,036
Liabilities
Deposits	50,570
Obligations related to securities sold under repurchase agreements	2,481
Derivative instruments	3,984
Acceptances	799
Other liabilities	25
Total liabilities and equities	57,859				44,632
3 - 6 months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	5,062
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	9,390
Loans
Residential mortgages	10,526
Personal	682
Credit card	1,075
Business and government	9,845
Allowance for credit losses	0
Derivative instruments	2,761
Customers' liability under acceptances	4
Other assets	0
Total assets	39,345				33,508
Liabilities
Deposits	61,447
Obligations related to securities sold under repurchase agreements	381
Derivative instruments	2,966
Acceptances	4
Other liabilities	75
Total liabilities and equities	64,873				48,750
6 - 9 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	2,570
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	1,230
Loans
Residential mortgages	7,976
Personal	792
Credit card	1,075
Business and government	10,259
Allowance for credit losses	0
Derivative instruments	3,173
Customers' liability under acceptances	0
Other assets	0
Total assets	27,075				30,461
Liabilities
Deposits	48,310
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	3,219
Acceptances	0
Other liabilities	74
Total liabilities and equities	51,603				62,962
9 - 12 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	4,668
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	1,992
Loans
Residential mortgages	14,358
Personal	934
Credit card	1,075
Business and government	12,998
Allowance for credit losses	0
Derivative instruments	1,486
Customers' liability under acceptances	2
Other assets	0
Total assets	37,513				37,755
Liabilities
Deposits	45,992
Derivative instruments	2,147
Acceptances	2
Other liabilities	72
Total liabilities and equities	48,213				57,224
1 - 2 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	16,976
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	1,583
Loans
Residential mortgages	59,204
Personal	751
Credit card	4,300
Business and government	37,207
Allowance for credit losses	0
Derivative instruments	4,120
Customers' liability under acceptances	0
Other assets	0
Total assets	124,141				106,155
Liabilities
Deposits	38,014
Derivative instruments	4,961
Other liabilities	305
Subordinated indebtedness	35
Total liabilities and equities	43,315				39,220
2 - 5 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	67,831
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	77
Loans
Residential mortgages	163,226
Personal	4,027
Credit card	8,465
Business and government	74,865
Allowance for credit losses	0
Derivative instruments	6,255
Customers' liability under acceptances	0
Other assets	0
Total assets	324,746				339,631
Liabilities
Deposits	70,419
Obligations related to securities sold under repurchase agreements	500
Derivative instruments	7,862
Other liabilities	600
Total liabilities and equities	79,381				84,857
Over five year [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	46,112
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	8,222
Personal	5,474
Credit card	0
Business and government	19,174
Allowance for credit losses	0
Derivative instruments	5,630
Customers' liability under acceptances	0
Other assets	0
Total assets	84,612				77,111
Liabilities
Deposits	18,429
Derivative instruments	10,349
Other liabilities	933
Subordinated indebtedness	6,580
Total liabilities and equities	36,291				36,779
No specific maturity [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	36,752
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	0
Personal	31,185
Credit card	0
Business and government	10,562
Allowance for credit losses	(3,397)
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	41,661
Total assets	116,763				118,802
Liabilities
Deposits	352,973
Other liabilities	23,365
Equity	51,506
Total liabilities and equities	$ 427,844				$ 445,785

[1]	Includes restricted cash of $494 million (January 31, 2023: $485 million; April 30, 2022: $481 million) and interest-bearing demand deposits with Bank of Canada.